Basis of Presentation and Summary of Significant Accounting Policies (Policies)	3 Months Ended
Sep. 30, 2013
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Organization and Basis of Presentation
Organization and Basis of Presentation
ThermoGenesis Corp. (the Company, we or our) designs, develops and commercializes enabling technologies for the processing and storage of fractionated cells and blood components for sale to users and companies involved in the development and administration of cell therapies.

Interim Reporting
Interim Reporting
The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X.  Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such Securities and Exchange Commission (SEC) rules and regulations and accounting principles applicable for interim periods.  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.  Events subsequent to the balance sheet date have been evaluated for inclusion in the accompanying condensed financial statements through the date of issuance.  Operating results for the three month period ended September 30, 2013, are not necessarily indicative of the results that may be expected for the year ending June 30, 2014.  These unaudited condensed financial statements should be read in conjunction with the consolidated financial statements and the notes thereto included in the Annual Report on Form 10-K for the fiscal year ended June 30, 2013.

Revenue Recognition
Revenue Recognition
Revenues from the sale of our products are recognized when persuasive evidence of an arrangement exists, delivery has occurred (or services have been rendered), the price is fixed or determinable, and collectability is reasonably assured.  We generally ship products F.O.B. shipping point.  There is no conditional evaluation on any product sold and recognized as revenue.  All foreign sales are denominated in U.S. dollars.  Amounts billed in excess of revenue recognized are recorded as deferred revenue on the balance sheet.

Our sales are generally through distributors.  There is no right of return provided for distributors.  For sales of products made to distributors, we consider a number of factors in determining whether revenue is recognized upon transfer of title to the distributor, or when payment is received.  These factors include, but are not limited to, whether the payment terms offered to the distributor are considered to be non-standard, the distributor history of adhering to the terms of its contractual arrangements with us, the level of inventories maintained by the distributor, whether we have a pattern of granting concessions for the benefit of the distributor, and whether there are other conditions that may indicate that the sale to the distributor is not substantive.  We currently recognize revenue primarily on the sell-in method with our distributors.

Revenue arrangements with multiple deliverables are divided into units of accounting if certain criteria are met, including whether the deliverable item(s) has (have) value to the customer on a stand-alone basis.  Revenue for each unit of accounting is recognized as the unit of accounting is delivered.  Arrangement consideration is allocated to each unit of accounting based upon the relative estimated selling prices of the separate units of accounting contained within an arrangement containing multiple deliverables.  Estimated selling prices are determined using vendor specific objective evidence of value (VSOE), when available, or an estimate of selling price when VSOE is not available for a given unit of accounting.  Significant inputs for the estimates of the selling price of separate units of accounting include market and pricing trends and a customer’s geographic location.  We account for training and installation, and service agreements as separate units of accounting.
Service revenue generated from contracts for providing maintenance of equipment is amortized over the life of the agreement.  All other service revenue is recognized at the time the service is completed.

Revenues are net or normal discounts.  Shipping and handling fees billed to customers are included in net revenues, while the related costs are included in cost of revenues.

Fair Value of Financial Instruments	Fair Value of Financial Instruments The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate fair value due to their short duration.
Segment Reporting	Segment Reporting We operate in a single segment providing medical devices and disposables to hospitals and blood banks throughout the world which utilize the equipment to process blood components.
Net Income (Loss) per Share
Net Income (Loss) per Share
Basic net income (loss) per share is calculated in accordance with Accounting Standards Codification (ASC) Topic 260, “Earnings Per Share”, which requires using the average number of shares of common stock outstanding.  Diluted net income (loss) per share is computed on the basis of the average number of common shares outstanding plus the dilutive effect of any common stock equivalents using the “treasury stock method”.

The following table provides a reconciliation of weighted-average shares used to determine basic and diluted earnings per share for the quarter ended September 30, 2012.

Basic average common shares outstanding	16,515,846
Effect of dilutive options	4,429
Diluted average common shares outstanding	16,520,275

Common stock equivalents consist of stock options, warrants and common stock restricted awards.  There were 2,601,712 common stock equivalents at September 30, 2012 that were anti-dilutive and therefore, not included in the diluted per share calculation.

The calculation of the basic and diluted net loss per share is the same for the three months ended September 30, 2013 as the effect of the potential common stock equivalents is anti-dilutive due to our net loss position for that period.  Anti-dilutive securities were 2,309,505 as of September 30, 2013.

Comprehensive Loss
Comprehensive Loss
ASC 220, “Comprehensive Income” establishes standards for the reporting and communication of comprehensive income (loss) and its components in the financial statements.  As of September 30, 2013, the Company has no items of other comprehensive income (loss) and, therefore, has not included a schedule of comprehensive income (loss) in the financial statements.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In February 2013, the FASB issued ASC 2013-02, which is an update to improve the reporting of reclassifications out of accumulated other comprehensive income (AOCI).  Companies are also required to present reclassifications by component when reporting changes in AOCI balances.  We adopted ASC 2013-02 effective July 1, 2013.  The adoption of ASC 2013-02 did not have a material impact on our results of operations or financial condition.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In July 2013, the FASB issued ASU 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”. This amendment requires entities to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, as a reduction to a deferred tax asset for a net operating loss carryforward or a similar tax loss or a tax credit carryforward, unless certain conditions exist. This guidance is effective prospectively for annual reporting periods (and the interim periods within) beginning after December 15, 2013. Early adoption and retrospective application are permitted. We expect to adopt this guidance effective July, 2014.  We are currently assessing the potential impact, if any, the adoption of ASU 2013-11 may have on our financial statements.